Employee compensation and benefits - Net asset/(liability) under defined benefit pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	$ 6,590
Net defined benefit liability (asset)	6,531	$ 6,590
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	34,004
Net defined benefit liability (asset)	30,838	34,004
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(27,414)
Net defined benefit liability (asset)	(24,307)	(27,414)
Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0
Net defined benefit liability (asset)	0	0
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	6,886
Net defined benefit liability (asset)	6,799	6,886
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	33,897
Net defined benefit liability (asset)	30,758	33,897
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(27,011)
Net defined benefit liability (asset)	(23,959)	(27,011)
Pension Plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0
Net defined benefit liability (asset)	0	0
Pension Plan | Principal plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	6,808	6,334
Service cost	(35)	(10)
– current service cost	(9)	(14)
– past service cost and gains/(losses) from settlements	(26)	4
Net interest income/(cost) on the net defined benefit asset/(liability)	317	322
Remeasurement effects recognised in other comprehensive income	(509)	(218)
– return on plan assets (excluding interest income)	(2,665)	(225)
– actuarial gains/(losses) financial assumptions	1,771	(123)
– actuarial gains/(losses) demographic assumptions	161	357
– actuarial gains/(losses) experience adjustments	224	(227)
– other changes	0	0
Exchange differences	(106)	374
Benefits paid	0	0
Other movements	(46)	6
Net defined benefit liability (asset)	6,429	6,808
Pension Plan | Principal plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	26,590	25,121
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	1,213	1,247
Remeasurement effects recognised in other comprehensive income	(2,665)	(225)
– return on plan assets (excluding interest income)	(2,665)	(225)
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	(387)	1,472
Benefits paid	(1,082)	(1,063)
Other movements	(17)	38
Net defined benefit liability (asset)	23,652	26,590
Pension Plan | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(19,782)	(18,787)
Service cost	(35)	(10)
– current service cost	(9)	(14)
– past service cost and gains/(losses) from settlements	(26)	4
Net interest income/(cost) on the net defined benefit asset/(liability)	(896)	(925)
Remeasurement effects recognised in other comprehensive income	2,156	7
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	1,771	(123)
– actuarial gains/(losses) demographic assumptions	161	357
– actuarial gains/(losses) experience adjustments	224	(227)
– other changes	0	0
Exchange differences	281	(1,098)
Benefits paid	1,082	1,063
Other movements	(29)	(32)
Net defined benefit liability (asset)	(17,223)	(19,782)
Pension Plan | Principal plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0	0
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	0	0
Remeasurement effects recognised in other comprehensive income	0	0
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	0	0
Benefits paid	0	0
Other movements	0	0
Net defined benefit liability (asset)	0	0
Pension Plan | Other plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	78	144
Service cost	(145)	(150)
– current service cost	(140)	(135)
– past service cost and gains/(losses) from settlements	(5)	(15)
Net interest income/(cost) on the net defined benefit asset/(liability)	12	12
Remeasurement effects recognised in other comprehensive income	180	(190)
– return on plan assets (excluding interest income)	(6)	110
– actuarial gains/(losses) financial assumptions	204	(327)
– actuarial gains/(losses) demographic assumptions	(5)	17
– actuarial gains/(losses) experience adjustments	(13)	10
– other changes	0	0
Exchange differences	46	38
Benefits paid	65	81
Other movements	134	143
Net defined benefit liability (asset)	370	78
Pension Plan | Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	7,307	7,050
Service cost	(1)	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	(1)	0
Net interest income/(cost) on the net defined benefit asset/(liability)	277	298
Remeasurement effects recognised in other comprehensive income	(6)	110
– return on plan assets (excluding interest income)	(6)	110
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	(145)	228
Benefits paid	(496)	(548)
Other movements	170	169
Net defined benefit liability (asset)	7,106	7,307
Pension Plan | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(7,229)	(6,906)
Service cost	(144)	(150)
– current service cost	(140)	(135)
– past service cost and gains/(losses) from settlements	(4)	(15)
Net interest income/(cost) on the net defined benefit asset/(liability)	(265)	(286)
Remeasurement effects recognised in other comprehensive income	186	(300)
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	204	(327)
– actuarial gains/(losses) demographic assumptions	(5)	17
– actuarial gains/(losses) experience adjustments	(13)	10
– other changes	0	0
Exchange differences	191	(190)
Benefits paid	561	629
Other movements	(36)	(26)
Net defined benefit liability (asset)	(6,736)	(7,229)
Pension Plan | Other plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0	0
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	0	0
Remeasurement effects recognised in other comprehensive income	0	0
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	0	0
Benefits paid	0	0
Other movements	0	0
Net defined benefit liability (asset)	$ 0	$ 0